REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 10,598	$ 9,649	$ 9,606
United Kingdom
Disclosure of operating segments [line items]
Revenues	911	1,310	1,024
United States
Disclosure of operating segments [line items]
Revenues	2,982	1,591	1,700
Europe
Disclosure of operating segments [line items]
Revenues	894	921	875
Australia
Disclosure of operating segments [line items]
Revenues	4,228	4,414	4,223
Brazil
Disclosure of operating segments [line items]
Revenues	887	655	530
Other
Disclosure of operating segments [line items]
Revenues	$ 696	$ 758	$ 1,254